Related party transactions - Summary of Compensation of Key Management Personnel and Directors (Detail) - Key management personnel and Directors [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits	$ 31	$ 23
Post-employment benefits	3	2
Share-based payments	67	39
Compensation of key management personnel and Directors	$ 101	$ 64